UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                                (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS
SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of May 31, 2014
				Shares	Value (Note 1)

COMMON STOCKS - 73.69%

Consumer Discretionary - 8.66%
*	Michael Kors Holdings Ltd.			1,760	$166,109
	Signet Jewelers Ltd.			750	79,568
	VF Corp.			2,200	138,644
μ	Volkswagen AG			3,000	157,560
					541,881
Consumer Staples - 9.34%
μ	Diageo PLC			1,180	151,972
	Kimberly-Clark Corp.			1,660	186,501
	The Clorox Co.			2,750	246,455
					584,928
Energy - 10.43%
	Antero Resources Corp.			2,800	172,200
	ConocoPhillips			3,000	239,820
	Exxon Mobil Corp.			1,250	125,933
*	Lynden Energy Corp.			142,500	115,154
					653,107
Financials - 16.21%
	Hercules Technology Growth Capital, Inc.			10,000	152,400
	Medley Capital Corp.			13,250	164,167
*	National Holdings Corp.			1,293,333	698,400
					1,014,967
Health Care - 18.37%
*	Advaxis, Inc.			98,160	266,995
*	PURE Bioscience, Inc.			768,000	883,200
					1,150,195
Information Technology - 10.68%
	Corning, Inc.			10,100	215,130
	SMTP, Inc.			54,736	330,605
	Xerox Corp.			10,000	123,150
					668,885

	Total Common Stocks (Cost $3,943,131)				4,613,963

			Interest	Maturity
MUNICIPAL BOND - 0.21%		Principal	Rate	Date
*	York County Industrial Development Authority	$ 15,000	8.500%	12/1/2035	13,314

	Total Municipal Bond (Cost $14,023)				13,314

					(Continued)

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of May 31, 2014
					Value (Note 1)
			Interest	Maturity
CONVERTIBLE BOND - 3.08%		Principal	Rate	Date
	* Societe Generale	$ 200,000	10.000%	12/30/2033	$192,560

	Total Convertible Bond (Cost $200,000)				192,560

SHORT-TERM INVESTMENT - 17.37%				Shares
	§	Fidelity Institutional Money Market Funds, 0.05%		1,087,114	1,087,114

	Total Short-Term Investment (Cost $1,087,114)				1,087,114

Total Value of Investments (Cost $5,244,268) - 94.35%					$5,906,951

Other Assets Less Liabilities - 5.65%					353,974

	Net Assets - 100%				$6,260,925

*	Non-income producing investment
§	Represents 7 day effective yield
μ	American Depositary Receipt

	The following acronym is used in this portfolio:
	PLC - Public Limited Company
	AG - Switzerland security

	Summary of Investments by Sector
		% of Net
	Sector	Assets		Value
	Consumer Discretionary	8.66%		$541,881
	Consumer Staples	9.34%		584,928
	Energy	10.43%		653,107
	Financials	16.21%		1,014,967
	Health Care	18.37%		1,150,195
	Information Technology	10.68%		668,885
	Muncipal Bond	0.21%		13,314
	Convertible Bond	3.08%		192,560
	Short-Term Investment	17.37%		1,087,114
	Other Assets less Liabilities	5.65%		353,974
	Total	100.00%		$6,260,925

					(Continued)

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of May 31, 2014
	Shares	Value (Note 1)

SECURITIES SOLD SHORT - 0.51%

COMMON STOCK - 0.51%

Information Technology - 0.51%
Apple, Inc.	50	$31,650

Total Securities Sold Short (Premiums Received $31,559)		31,650

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$852,349
Aggregate gross unrealized depreciation		(189,756)

Net unrealized appreciation		$662,593

		(Continued)

SCS Tactical Allocation Fund Schedule of Investments (Unaudited)
As of May 31, 2014

Note 1 - Investment Valuation

The SCS Tactical Allocation Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1: quoted prices in active markets for identical investments
Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity- specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

SCS Tactical Allocation Fund Schedule of Investments (Unaudited)
As of May 31, 2014

Note 1 - Investment Valuation - continued

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements. The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement. The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of May 31, 2014:

Investments	Total	Level 1	Level 2	Level 3

Assets
Common Stocks	$4,613,963	$4,613,963	$-	$-
Municipal Bond	13,314	-	13,314	-
Convertible Bond	192,560	-	192,560	-
Short-Term Investment	1,087,114	1,087,114		-
Total Assets	$5,906,951	$5,701,077	$205,874	$-

Liabilities
Securities Sold Short	$31,650	$31,650	$-	$-
Total Liabilities	$31,650	$31,650	$-	$-

ITEM 2. CONTROLS AND PROCEDURES
(a)	The Principal Executive Officers/Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
/s/Cort F. Meinelschmidt
Date: July 16, 2014	Cort F. Meinelschmidt President, Treasurer, Principal Executive Officer and Principal Financial Officer SCS Tactical Allocation Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Cort F. Meinelschmidt
Date: July 16, 2014	Cort F. Meinelschmidt President, Treasurer, Principal Executive Officer and Principal Financial Officer SCS Tactical Allocation Fund